EMPLOYEE BENEFIT LIABILITIES, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT LIABILITIES, NET
Expenses - defined contribution plan	$ 544	$ 429